Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Buildings	9,085,838	9,334,723
Machinery and equipment	2,114,970	2,171,273
Motor vehicles	600,435	671,618
Electronic equipment	228,578	234,997
Office equipment	41,023	42,175
Inspection equipment	99,209	101,995
Construction in progress	-	134,578
Total	12,170,053	12,691,359
Less: accumulated depreciation	4,283,474	3,860,391
Property and equipment, net	7,886,579	8,830,968

Depreciation expense was $543,658, $408,233 and $541,265 for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024 and 2023, the Company pledged buildings to secure bank borrowings to the Company as disclosed in Note 9.